Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable	$ 34,200	$ 23,400	$ 23,693
Financing receivable, allowance for credit loss, current	$ 0	$ 0	$ 71,184
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	50,000,000	50,000,000
Common stock, shares issued	36,000,000.0	29,287,212	26,110,268
Common stock, shares outstanding	36,000,000.0	29,287,212	26,110,268